ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Billed accounts receivable	$ 553,265	$ 443,806
Unbilled accounts receivable	195,959	188,029
Allowance for doubtful accounts	(43,903)	(43,903)
Total accounts receivable, net	$ 705,321	$ 587,932